Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on Recurring Basis
The following table provides a summary of financial assets measured at fair value on a recurring basis:

Description	Fair Value at September 30, 2023	Level 1	Level 2	Level 3
Recurring Assets:
Cash equivalents:
Money market funds	$154,549	$154,549	$—	$—
Short-term investments:
U.S. treasury securities	25,657	25,657	—	—
U.S. government agency securities	6,931	—	6,931	—

Total assets measured at fair value	$187,137	$180,206	$6,931	$—

Description	Fair Value at December 31, 2022	Level 1	Level 2	Level 3
Recurring Assets:
Cash equivalents:
Money market funds	$11,846	$11,846	$—	$—
U.S. government agency securities	1,999	—	1,999	—
Short-term investments:
U.S. treasury securities	20,775	20,775	—	—
U.S. government agency securities	39,350	26,736	12,614	—

Total assets measured at fair value	$73,970	$59,357	$14,613	$—

The following table provides a summary of financial assets measured at fair value on a recurring basis (in thousands):

Description	Fair Value at December 31, 2022	Level 1	Level 2	Level 3
Recurring Assets:
Cash equivalents:
Money market fund	$11,846	$11,846	$—	$—
U.S. government agency securities	1,999	—	1,999	—
Short-term investments:
U.S. treasury securities	20,775	20,775	—	—
U.S. government agency securities	39,350	26,736	12,614	—

Total assets measured at fair value	$73,970	$59,357	$14,613	$—

Description	Fair Value at December 31, 2021	Level 1	Level 2	Level 3
Recurring Assets:
Cash equivalents:
Money market fund	$7,675	$7,675	$—	$—

Total assets measured at fair value	$7,675	$7,675	$—	$—